Consolidated Statements Of Earnings - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net sales	$ 22,304	$ 24,537	$ 24,669
Costs and expenses:
Cost of sales	13,256	14,379	14,717
Selling, general and administrative expenses	5,184	5,715	5,648
Gains on divestitures of businesses	1,039	0	0
Goodwill impairment	0	508	528
Other deductions, net	571	393	362
Interest expense, net of interest income of: 2015, $29; 2014, $24; 2013, $16	171	194	218
Earnings before income taxes	4,161	3,348	3,196
Income taxes	1,428	1,164	1,130
Net earnings	2,733	2,184	2,066
Less: Noncontrolling interests in earnings of subsidiaries	23	37	62
Net earnings common stockholders	$ 2,710	$ 2,147	$ 2,004
Basic earnings per share common stockholders	$ 4.01	$ 3.05	$ 2.78
Diluted earnings per share common stockholders	$ 3.99	$ 3.03	$ 2.76